SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Integrated Oil & Gas – 11.9%
Chevron Corp.	61	$5,486
Hess Corp.	128	6,649
Suncor Energy, Inc.	207	3,485
Total S.A. ADR	93	3,573

		19,193

Oil & Gas Drilling – 1.0%
Helmerich & Payne, Inc.	83	1,625

Oil & Gas Equipment & Services – 19.1%
Baker Hughes, Inc.	349	5,376
Cactus, Inc., Class A	300	6,192
ChampionX Corp.(A)	414	4,044
Dril-Quip, Inc.(A)	138	4,098
Halliburton Co.	309	4,006
Liberty Oilfield Services, Inc., Class A(B)	134	732
National Oilwell Varco, Inc.	170	2,086
Schlumberger Ltd.	229	4,203

		30,737

Oil & Gas Exploration & Production – 32.2%
Cabot Oil & Gas Corp.	110	1,887
Canadian Natural Resources Ltd.	165	2,876
Concho Resources, Inc.	118	6,064
ConocoPhillips	123	5,164
Continental Resources, Inc.(B)	165	2,897
Diamondback Energy, Inc.	98	4,078
EOG Resources, Inc.	95	4,835
Exxon Mobil Corp.	123	5,512
Noble Energy, Inc.	79	710
Parsley Energy, Inc., Class A	451	4,814
Pioneer Natural Resources Co.	66	6,419
Viper Energy Partners L.P.	182	1,883
WPX Energy, Inc.(A)	742	4,734

		51,873

Oil & Gas Refining & Marketing – 15.8%
Marathon Petroleum Corp.	229	8,568
Phillips 66	119	8,548
Valero Energy Corp.	141	8,280

		25,396

Oil & Gas Storage & Transportation – 4.2%
Energy Transfer L.P.	140	996
Enterprise Products Partners L.P.	201	3,656
MPLX L.P.	52	892
Rattler Midstream L.P.	129	1,247

		6,791

Total Energy - 84.2%		135,615
Information Technology
Application Software – 2.5%
Aspen Technology, Inc.(A)	39	4,090

Data Processing & Outsourced Services – 4.2%
Wright Express Corp.(A)	41	6,794

Semiconductor Equipment – 1.5%
Enphase Energy, Inc.(A)	49	2,322

Semiconductors – 1.2%
First Solar, Inc.(A)	37	1,849

Total Information Technology - 9.4%		15,055

Utilities
Electric Utilities – 2.5%
American Electric Power Co., Inc.	19	1,538
Duke Energy Corp.	19	1,534
NextEra Energy, Inc.	4	994

		4,066

Multi-Utilities – 1.1%
Dominion Energy, Inc.	21	1,712

Total Utilities - 3.6%		5,778

TOTAL COMMON STOCKS – 97.2%		$156,448
(Cost: $185,304)

SHORT-TERM SECURITIES
Money Market Funds (D) - 3.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(C)	624	624
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	4,276	4,276

		4,900

TOTAL SHORT-TERM SECURITIES – 3.0%		$4,900
(Cost: $4,900)

TOTAL INVESTMENT SECURITIES – 100.2%		$161,348
(Cost: $190,204)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(371)
NET ASSETS – 100.0%		$160,977

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $2,696 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$156,448	$—	$—
Short-Term Securities	4,900	—	—

Total	$161,348	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$190,204

Gross unrealized appreciation	10,076

Gross unrealized depreciation	(38,932)

Net unrealized depreciation	$(28,856)